Stock-Based Compensation - Summary of Stock Option Activity under Equity Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares :
Options outstanding (in shares)	597,354	156,681	7,648,128	7,648,128
Granted (in shares)		440,673		0
Options outstanding (in shares)	597,354	597,354	156,681	7,648,128
Options exercisable (in shares)	285,211	156,681
Options vested and expected to vest (in shares)	597,354	597,354
Weighted Average Exercise Price
Options outstanding (in USD per share)	$ 5.86	$ 6.21	$ 0.39	$ 0.39
Granted (in USD per share)		5.74
Expired (in USD per share)			0.19
Options outstanding (in USD per share)	5.86	5.86	$ 6.21	$ 0.39
Options exercisable (in USD per share)	5.99	6.21
Options vested and expected to vest (in USD per share)	$ 5.86	$ 5.86
Weighted Average Remaining Contractual Life (Years)
Options outstanding	7 years 18 days	7 years 3 months 18 days
Options exercisable	4 years 8 months 26 days	1 year 4 months 9 days
Options vested and expected to vest	7 years 18 days	7 years 3 months 18 days
Aggregate Intrinsic Value
Options outstanding	$ 3,311	$ 10,133
Options exercisable	1,542	2,603
Options vested and expected to vest	$ 3,311	$ 10,133